Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Long-term Loans and Borrowings
The long-term loans and borrowings consist of th
e
following:

		Final maturity (financial year)	As at
Currency	Interest rate		March 31, 2022	March 31, 2021
US dollars	3M USD LIBOR+0.95%	2022	—	16,800

Total			—	16,800
Less: Debt issuance cost			—	(52)
Total			—	16,748

Current portion of long-term debt			$—	$16,748
Long-term debt			$—	$—